Changes in Number of Shares Issued (Detail) (Common Stock)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders Equity Note [Line Items]
Beginning balance	110,229,948	92,217,067	92,193,067
Issuance of common stock	0	18,000,000	0
Exercise of stock options	14,000	11,000	24,000
Conversion of convertible bonds	1,898	1,881	0
Ending balance	110,245,846		92,217,067